SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2026
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
13.	SEGMENT INFORMATION

The Company operates and manages its business as one reportable and operating segment concentrating on the provisions of securities brokerage services and financial technology services. The measure of segment assets is reported on the balance sheet as total consolidated assets. The Company derives revenue primarily in Hong Kong and manages its business activities on a consolidated basis.

The Company’s CODM is a management committee that consists of Chief Executive Officer, Chief Technology Officer, and a number of other senior officers of the Company, by whom review financial information presented on a consolidated basis and decides how to allocate resources based on net income (loss). Consolidated net income (loss) is used for evaluating financial performance.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended March 31,
	2026	2025	2024
Brokerage and commission income	$7,148,260	$4,363,672	$8,230,266
Principal transactions and proprietary trading	520,264	105,483	(715,309)
Interest income	2,091,440	1,176,572	1,166,998
Software licensing (including subscription based) and related support services income	1,322,960	1,802,217	1,373,854
Total revenues	11,082,924	7,447,944	10,055,809
Commissions and brokerage fees	(3,052,843)	(246,259)	(401,843)
Software licensing (including subscription based) and related support outsourcing cost	(881,031)	(975,865)	(802,745)
Interest expenses	(922,556)	(289,943)	(158,441)
Share-based compensation	(7,060,640)	(8,788,109)	—
Research and development expenses	(726,299)	(427,672)	—
Allowance for expected credit losses	(1,256,873)	—	—
Other operating costs and expenses	(11,709,474)	(7,371,451)	(5,749,586)
Operating (loss) income	(14,526,792)	(10,651,355)	2,943,194
Other income (loss), net	(625,546)	(1,162,722)	(6,706)
(Loss) income before income tax expense	(15,152,338)	(11,814,077)	2,936,488
Income tax expense	—	(153,428)	(439,934)
Net (loss) income	$(15,152,338)	$(11,967,505)	$2,496,554